Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 01, 2016
Accounting Policies [Abstract]
Computation of Basic and Diluted Income Per Common Share
The following table presents the computation of basic and diluted income per common share for 2016, 2015 and 2014:

	2016	2015	2014
	(in millions, except per share data)
Net income	$242	$1,465	$1,617
Weighted average shares outstanding:
Basic	239	232	235
Employee stock options, RSUs, PSUs, ESPP	3	5	7
Diluted	242	237	242
Income per common share:
Basic	$1.01	$6.31	$6.88
Diluted	$1.00	$6.18	$6.68
Anti-dilutive potential common shares excluded(1)	5	1	2

(1)	For purposes of computing diluted income per common share, certain potentially dilutive securities have been excluded from the calculation because their effect would have been anti-dilutive.

Changes in the Balances of Each Component of Accumulated Comprehensive Income
The following table illustrates the changes in the balances of each component of accumulated comprehensive income (loss) for 2016 and 2015:

	Actuarial Pension Gains (Losses)	Foreign Currency Translation Gains (Losses)	Unrealized Gains (Losses) on Foreign Exchange Contracts	Total Accumulated Other Comprehensive Income (Loss)
	(in millions)
Balance at June 27, 2014	$7	$—	$5	$12
Other comprehensive income before reclassifications	—	—	(74)	(74)
Amounts reclassified from accumulated other comprehensive income	(2)	—	44	42
Net current-period other comprehensive loss	(2)	—	(30)	(32)
Balance at July 3, 2015	5	—	(25)	(20)
Other comprehensive income before reclassifications	(73)	74	48	49
Amounts reclassified from accumulated other comprehensive income	—	—	51	51
Income tax benefit related to items of other comprehensive income (loss)	23	—	—	23
Net current-period other comprehensive income (loss)	(50)	74	99	123
Balance at July 1, 2016	$(45)	$74	$74	$103

Reclassification out of Accumulated Other Comprehensive Income
The following table illustrates the significant amounts reclassified out of each component of accumulated comprehensive income (loss) for 2016, 2015 and 2014:

AOCI Component	2016	2015	2014	Statement of Operations Line Item
	(in millions)
Unrealized holding gain (loss) on cash flow hedging activities:
Foreign exchange contracts	$(17)	$(44)	$(38)	Cost of revenue
Foreign exchange contracts	(34)	—	—	Research and development
Unrealized holding loss on cash flow hedging activities	(51)	(44)	(38)
Total reclassifications for the period	$(51)	$(44)	$(38)